Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	December 31
	2019	2020
	US$ thousands

Cash	13,382	19,477
Cash equivalents *	3,087	1,199
	16,469	20,676

*	Comprised mainly of deposits in banks as at December 31, 2019 and 2020 carrying a weighted average interest rate of 1.04% and 0.84%, respectively.